Results for the year - Income taxes and deferred income taxes - Income Taxes Expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 11,557	kr 11,275	kr 10,469
Deferred tax on profit for the year	1,105	(1,559)	(1,007)
Tax on profit for the year	12,662	9,716	9,462
Current tax adjustments recognised for prior years	(563)	(191)	(522)
Deferred tax adjustments recognised for prior years	(1,107)	77	47
Income taxes in the income statement	10,992	9,602	8,987
Tax on other comprehensive income for the year, (income)/expense	kr 577	kr 231	kr (755)